Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating activities
Net loss	$ (48,363)	$ (32,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	33	23
Stock-based compensation expense	1,311	132
Research and development expense to be settled in stock	6,872	7,074
Amortization of premium (accretion of discount) on short-term investments, net	98	21
Non-cash interest	339	102
Change in fair value of warrant liability, other current assets and other liability	1,766	310
Milestone payment settled with stock		1,410
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	4,437	(2,961)
Other long-term assets	35	(2)
Accounts payable	549	1,360
Accrued expenses	891	(75)
Net cash used in operating activities	(32,032)	(24,627)
Investing activities
Purchases of property and equipment		(45)
Proceeds from sale of equipment	45
Purchases of marketable securities	(18,989)	(899)
Sales and maturities of marketable securities	35,714	8,850
Net cash provided by investing activities	16,770	7,906
Financing activities
Proceeds from the exercise of stock options	269	153
Net proceeds from the issuance of preferred stock		20,098
Proceeds on note payable, net	12,469	5,883
Deferred financing costs		(56)
Payments on note payable	(2,155)
Net cash provided by financing activities	10,583	26,078
Net (decrease) increase in cash and cash equivalents	(4,679)	9,357
Cash and cash equivalents at beginning of period	25,128	10,582
Cash and cash equivalents at end of period	20,449	19,939
Supplemental disclosures
Cash paid for interest	1,311	178
Non-cash financing activities
Fair value of preferred stock issued in the recapitalization, net of issuance costs		85,879
Accretion of dividends on preferred stock	10,370	8,121
Fair value of warrants issued	$ 379	$ 217